EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
27.     EMPLOYEE BENEFITS

	Consolidated
	2023	2022	2021
Payroll, profit sharing and bonuses	3,553,374	3,848,557	3,975,494
Pension Plan	100,498	90,392	106,303
Share-based payments, net of charges	126,987	90,796	183,815
Health care, food and other benefits	579,116	704,449	661,445
Charges, taxes and social contributions	473,382	588,538	534,375
INSS	242,127	51,274	203,624
Total	5,075,484	5,374,006	5,665,056

27.1  Share-based payments

Natura &Co offers long-term incentives to senior executives and employees responsible for implementing its long-term strategy.

Overview of plans

The share-based payment programs granted before the corporate restructuring, on December 18, 2019, were originally granted considering the shares of Natura Cosmeticos that were traded on B3. SA - Brasil, Bolsa, Balcão (“B3”, Brazilian Stock Exchange). As a result of the corporate restructuring, the shares of Natura Cosmeticos originally granted were replaced by shares of the Company.

Awards outstanding as of December 31, 2023 relate to various share-based plans, the terms of which are summarized in the tables below.

In 2023, stock options, restricted shares and performance shares were granted in accordance with the “Co-investment Plan” or “Long-Term Incentive Plan”.

Under the “Co-Investment Plan”, eligible employees may invest part of their payout from the Profit Share Program in the purchase of Company’s shares. Company will grant awards ("Matching Awards”) to match such purchased shares on a 1:1 ratio. Matching shares vest in three equal installments over three years, subject to continued employment as an employee at the Company.

In the “Long-Term Incentive Plan”, Company shares are granted to eligible employees. Certain “Long-Term Incentive Plan” awards are only subject to a requirement to remain in employment at the Company over the vesting period. While the awards referred to as “Performance Shares” are subject to both a requirement to remain employed at the Company over the vesting period and meeting certain performance conditions.

For the outstanding awards presented in this note, there are generally no cash settlement alternatives (awards are settled with shares).

Changes in the number of awards based on shares outstanding are shown below:

	Stock option plan and Strategy Acceleration Plan
	Weighted average strike price per option – R$	Options (thousands)
Balance as of December 31, 2021	21.05	20,137
Granted	16.45	1,710
Changes from options to restricted shares	48.98	(1,100)
Expired/Cancelled	27.22	(861)
Exercised	11.98	(226)
Balance as of December 31, 2022	18.92	19,660
Granted	16.45	30
Expired/Cancelled	22.92	(758)
Exercised	13.02	(568)
TBS Awards – equity to cash settlement conversion	21.43	(1,334)
Balance as of December 31, 2023	18.74	17,030

	Restricted shares (thousands)	Performance shares (thousands)
Balance as of December 31, 2021	5,494	8,045
Granted	2,359	6,485
Changes from options to restricted shares	1,100	-
Expired/Cancelled	(442)	(1,902)
Released	(2,453)	(573)
Balance as of December 31, 2022	6,058	12,055
Granted	3,966	8,736
Expired/Cancelled	(360)	(2,921)
Stock adjustment based on acquisition performance	-	(990)
Released	(3,033)	(2,686)
Adjustments related to vesting in the sale of Aesop	-	(964)
Awards related to the sale of Aesop	(182)	(875)
Adjustments related to the acquisition of rights in the sale of TBS	(18)	(1,476)
TBS Awards – equity to cash settlement conversion	(129)	(383)
Balance as of December 31, 2023	6,302	10,496

The number of shares above and throughout this disclosure:

(I)	The plans are presented using B3 equivalents for awards that are to be exercised in ADRs to ensure consistency; and
(II)	The number of performance shares is disclosed considering achievement of the performance conditions target, whereas the expense recognized reflects the latest reassessment of the number of awards expected to vest.

The share-based payment expense recognized in the year ended December 31, 2023 was R$13,304 in the parent company and R$126,987 in the consolidated (R$8,249 and R$123,931 and R$74,734 and R$228,133, respectively for the years ended December 31, 2022 and 2021), net of social charges.

The outstanding stock options, restricted shares and performance shares as of the end of the period have the following maturity dates, fair values and strike prices:

As of December 31, 2023 – Stock options

Grant date	Conditions for acquisition of right as of the grant date	Strike Price (R$)	Fair value at grant date (R$)	Existing shares (thousands)	Maximum remaining contractual life (years)	Exercisable options (thousands)
March 16,2015	2 to 4 years of service	12.71	7.16 to 7.43	85	0.2	85
July 11, 2016 (acceleration strategy)	4 to 5 years of service	11.28	6.84 to 6.89	1,540	0.5	1,540
March 10, 2017	2 to 4 years of service	12.46	6.65 to 6.68	350	1.2	350
March 10, 2017 (acceleration strategy)	4 to 5 years of service	12.46	6.87 to 6.89	1,890	1.5	1,890
March 12, 2018	2 to 4 years of service	16.83	7.96 to 8.21	1,501	2.2	1,501
March 12, 2018 (acceleration strategy)	3 to 5 years of service	12.04 to 16.83	8.21 to 9.67	3,800	2.2	3,800
April 12, 2019	2 to 4 years of service	23.41	11.71 to 11.82	1,421	3.2	1,421
April 12, 2019 (acceleration strategy)	4 to 5 years of service	23.41	11.51 to 11.71	1,900	3.2	950
December 17, 2021	3 to 4 years of service	27.28	13.85 to 18.16	3,703	8.0	-
September 14, 2022	3 to 4 years of service	16.45	8.39 to 10.32	840	8.7	600
				17,030		12,137

As of December 31, 2023 – Restricted shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
March 31, 2021	1 to 3 years of service	737	48.13	0.3
April 14, 2022	1 to 3 years of service	1,138	24.91 to 24.99	1.3
March 31, 2021 (as modified in September 2022)*	4 to 5 years of service	1,100	7.41 to 24.77	2.3
May 5, 2023	1 to 3 years of service	3,327	11.2	2.3
		6,302

*The original grant of March 31, 2021 was stock options, but became a restricted share award as a result of the September 2022 amendment.

As of December 31, 2023 – Performed shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
March 31, 2021	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards	1,859	46.57 to 50.98	0.3 to 1.3
April 14, 2022	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	3,545	18.66 a 24.99	1.3 to 2.3
May 5, 2023	Achievement of performance conditions, 3 years of service	5,092	11.20 a 11.55	2.3 a 3.3
		10,496

Assumptions

Ranges of valuation assumptions for the new granting of restricted and performance shares in May 2023 are set out below. The valuation models used were Black-Scholes, Stochastic and Finnerty, depending on the type of award.

Assumptions	B3 shares	ADRs
Share price (also used as strike price on Finnerty)	R$ 11.21	USD 4.49
Strike price	R$ 0.01	USD 0.00403
Expected volatility	48.64% to 57.70%	55.20% to 63.11%
Expected term	1 to 3 years	1 to 3 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	11.69% to 12.93%	3.68% to 4.82%

Volatility was calculated over the period consistent with the expected grant term (or over the remainder of the performance period, where applicable) immediately prior to the grant date. In the Finnerty model, volatility is calculated over the period proportional to the holding period immediately prior to the grant date.

As of December 31, 2023, the market price was R$16.89 (R$11.61 as of December 31, 2022) per share.

27.1   Employee benefit plans

The Company and some of its subsidiaries grant defined contribution retirement plans to eligible employees and, through some of their foreign subsidiaries, grant defined benefit plans to employees that are eligible.

Defined contribution plans

The Company, through its subsidiary Avon, offers a defined contribution plan for Avon employees in the United Kingdom (“UK”), which allows eligible participants to contribute eligible compensation through payroll deductions. The Company double employee contributions up to the first 5% of eligible compensation and therefore the maximum level provided by Avon is 10% of eligible compensation. In the year ended December 31, 2023, the subsidiary Avon made matching contributions to the contribution plan defined in the UK in the total amount of R$28,080 (R$33,915 in the year ended December 31, 2022), which follow the same investment allocation that the participant has selected for his or her own contributions.

The Company offers a qualified defined contribution plan for U.S.-based employees, the Avon Personal Savings Account Plan (the “PSA”), which allows eligible participants to contribute up to 25% of eligible compensation through payroll deductions. The Company matches contributions dollar for dollar up to the first 3% of eligible compensation and covers 50% for contributions of 4% to 6% of eligible compensation. In 2023, the subsidiary Avon made matching contributions to the PSA in the amount of R$3,873 (R$4,174 in 2022), which follow the same investment allocation that the participant has selected for his or her own contributions.

For U.S.-based employees hired on or after January 1, 2015, the Company made additional contributions to a Retirement Savings Account (“RSA”) within the PSA. Such contributions will range from 3% to 6% of a participant’s eligible compensation depending on the sum of the participant’s age and length of service (as of December 31 of the prior year). Investment of such contributions will follow the same investment allocation that the participant has selected for his or her own contributions to the PSA. A participant will be vested in the RSA generally after three full years of applicable service.

Defined and post-retirement benefit plans

The Company, through its subsidiary Avon and certain subsidiaries, have contributory and noncontributory defined benefit retirement plans for substantially all employees of those subsidiaries. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements.

The actuarial liability for the health care plan of the Company refers to a post-employment benefit plan for employees and former employees who made fixed contributions to the cost of the health plan until April 30, 2010, date when the design of the health plan was changed, and the employees’ fixed contributions were eliminated. For those who have contributed to the medical plan for ten years or more, the right to maintenance is guaranteed as an indefinite (lifetime) beneficiary, and for those who have contributed for less than ten years, the right to maintenance is guaranteed as beneficiary, at the rate of one year for each year of fixed contribution. This group of current employees, in case of termination, may choose to remain on the plan in accordance with applicable legislation, assuming the payment of the monthly fee charged by the health plan operators. However, this monthly fee does not necessarily represent the user’s total cost, which is assumed by the Company, based on the excess cost grant, as an of additional benefit form.

Avon’s largest defined benefit pension plan outside the United States (“US”) is in the UK, which has been frozen for future accruals as of April 1st, 2013. The U.S. defined benefit pension plan, the Personal Retirement Account Plan (the "PRA"), is closed to employees hired on or after January 1st, 2015, so that qualified retirement benefits for US-based employees hired on or after January 1st, 2015 will be provided solely through the PSA.